UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York          February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $ 1,128,704
                                         (thousands)

List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                        VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                --------          -----      --------  -------    --- ----  ----------  --------  ----    ------  ----
A123 SYS INC                  COM               03739T108      563       25,000 SH        SOLE        NONE          25,000
AMAZON COM INC                COM               023135106   22,868      170,000 SH        SOLE        NONE         170,000
APPLE INC                     COM               037833100   69,542      330,000 SH        SOLE        NONE         330,000
BANK OF AMERICA CORPORATION   COM               060505104  108,056    7,175,000 SH        SOLE        NONE       7,175,000
BANK OF AMERICA CORPORATION   UNIT 99/99/9999   060505419   14,995    1,005,000 SH        SOLE        NONE       1,005,000
BARCLAYS BK PLC               IPMS INDIA ETN    06739F291   19,859      310,000 SH        SOLE        NONE         310,000
BORGWARNER INC                COM               099724106   52,322    1,575,000 SH        SOLE        NONE       1,575,000
COLGATE PALMOLIVE CO          COM               194162103   16,430      200,000 SH        SOLE        NONE         200,000
COOPER INDUSTRIES PLC         SHS               G24140108   36,031      845,000 SH        SOLE        NONE         845,000
DIRECTV                       COM CL A          25490A101  123,395    3,700,000 SH        SOLE        NONE       3,700,000
DOLBY LABORATORIES INC        COM               25659T107   33,172      695,000 SH        SOLE        NONE         695,000
E TRADE FINANCIAL CORP        COM               269246104   28,160   16,000,000 SH        SOLE        NONE      16,000,000
INDIA FD INC                  COM               454089103    8,903      290,000 SH        SOLE        NONE         290,000
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106   11,420      500,000 SH        SOLE        NONE         500,000
J CREW GROUP INC              COM               46612H402   10,514      235,000 SH        SOLE        NONE         235,000
KANSAS CITY SOUTHERN          COM  NEW          485170302  145,477    4,370,000 SH        SOLE        NONE       4,370,000
MOLSON COORS BREWING CO       CL  B             60871R209   98,200    2,174,500 SH        SOLE        NONE       2,174,500
MONSANTO CO NEW               COM               61166W101   38,014      465,000 SH        SOLE        NONE         465,000
MORGAN STANLEY INDIA INVS FD  COM               61745C105    3,957      175,000 SH        SOLE        NONE         175,000
POTASH CORP SASK INC          COM               73755L107   24,413      225,000 SH        SOLE        NONE         225,000
ROVI CORP                     COM               779376102   94,750    2,973,000 SH        SOLE        NONE       2,973,000
TEMPUR PEDIC INTL INC         COM               88023U101   83,887    3,550,000 SH        SOLE        NONE       3,550,000
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209   56,180    1,000,000 SH        SOLE        NONE       1,000,000
VERISK ANALYTICS INC          CL A              92345Y106      606       20,000 SH        SOLE        NONE          20,000
WELLS FARGO & CO NEW          COM               949746101   26,990    1,000,000 SH        SOLE        NONE       1,000,000



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